STOCKHOLDERS' EQUITY - Unrecognized Stock-Based Amortization (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Unrecognized Stock Based Compensations Related to Outstanding Awards	$ 15,741,000
Remaining Weighted-Average Amortization Period (in years)	1 year 1 month 2 days
Restricted Stock Units (RSUs)
Unrecognized Stock Based Compensations Related to Outstanding Awards	$ 15,741,000
Remaining Weighted-Average Amortization Period (in years)	1 year 1 month 2 days
Equity Option
Unrecognized Stock Based Compensations Related to Outstanding Awards	$ 0